Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax [Abstract]
Schedule of income tax expense
	December 31, 2016	December 31, 2015

BVI Enterprise Income Tax	$-	$-
Hong Kong Profits Tax	-	-
PRC Enterprise Income Tax	-	-
Income taxes, net	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2016	December 31, 2015

Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$73,323	$154,423
Valuation allowance	(73,323)	(154,423)
Net deferred tax assets	$-	$-